Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2021 £m	2020 £m
Trade payables	109	154
Accruals	718	634
Social security and other taxes	141	174
Other payables	351	352
Deferred income	1,956	1,946
Total	3,275	3,260